Shareholder Report, Line Graph (Details) 74200175400_Putnam Ultra Short Duration Income Fund_Class C_TSR Annual {Class C} - USD ($)											12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2026
Class C
Account Value [Line Items]
Line Graph and Table Measure Name											Class C
Accumulated Value	$ 12,114	$ 11,570	$ 10,942	$ 10,513	$ 10,595	$ 10,593	$ 10,426	$ 10,208	$ 10,077	$ 10,000	$ 12,549
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Index
Accumulated Value	11,130	10,766	10,243	10,600	11,664	11,746	10,666	9,869	9,949	10,000	$ 11,431
ICE BofA U.S. Treasury Bill Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											ICE BofA U.S. Treasury Bill Index
Accumulated Value	$ 12,186	$ 11,646	$ 11,041	$ 10,622	$ 10,608	$ 10,599	$ 10,437	$ 10,191	$ 10,052	$ 10,000	$ 12,665